Inventories (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Aug. 05, 2021
Inventories [Abstract]
Raw materials	$ 36,850,000	$ 25,462,000
Work in progress	12,986,000	3,903,000
Finished goods	65,933,000	11,627,000
Inventories	115,769,000	40,992,000
Total inventories included in profit or loss as an expense	26,783,000	25,854,000	$ 11,384,000
Inventory Acquisition [Abstract]
Non-cash inventory	0	1,204,000
Write-down of inventories	5,688,000	4,058,000	0
Reversal of write-down of inventories	932,000	$ 0	$ 0
Chiasma, Inc [Member]
Inventory Acquisition [Abstract]
Net inventory acquired as part of the acquisition, net				$ 65,907,000
Non-saleable inventory acquired in connection with acquisition				$ 44,794,000
Non-cash step up at valuation of finished goods inventory	$ 41,581,000